Subsequent Event: Investment commitments (Details) - MXN ($) $ in Thousands	Apr. 07, 2021	Dec. 31, 2020
Disclosure of non-adjusting events after reporting period [line items]
Contractual capital commitments		$ 8,260,774
COVID-19
Disclosure of non-adjusting events after reporting period [line items]
Contractual capital commitments	$ 5,315,429
2021
Disclosure of non-adjusting events after reporting period [line items]
Contractual capital commitments		5,460,586
2021 | COVID-19
Disclosure of non-adjusting events after reporting period [line items]
Contractual capital commitments	3,064,148
2022
Disclosure of non-adjusting events after reporting period [line items]
Contractual capital commitments		1,907,832
2022 | COVID-19
Disclosure of non-adjusting events after reporting period [line items]
Contractual capital commitments	1,793,811
2023
Disclosure of non-adjusting events after reporting period [line items]
Contractual capital commitments		$ 892,356
2023 | COVID-19
Disclosure of non-adjusting events after reporting period [line items]
Contractual capital commitments	$ 457,470